Acquisition of Entities under Common Control - Additional Information (Detail) $ in Thousands			3 Months Ended			6 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 18, 2015 USD ($) Vehicle	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Business Acquisition [Line Items]
Return of capital						$ 15,000	$ (239)
Net income			$ 22,486		$ 45,150	61,466	85,126
Revenues			139,621		111,283	304,571	218,806
Entities Under Common Control [Member]
Business Acquisition [Line Items]
Net income			$ 0		908	$ 0	1,899
Revenues					$ 3,700		$ 7,300
Entities Under Common Control [Member] | SPT Explorer LLC And Navigator Spirit LLC [Member]
Business Acquisition [Line Items]
Business acquisition, assumed working capital		$ 39,000
Number of vessels | Vehicle		2
Assumption of outstanding debt		$ 49,600
Amount paid to acquire business		30,400		$ 8,600
Net assets acquired	$ 25,000
Return of capital	$ 14,000
Entities Under Common Control [Member] | SPT Explorer LLC And Navigator Spirit LLC [Member] | Working Capital [Member]
Business Acquisition [Line Items]
Business acquisition, assumed working capital		8,600
Entities Under Common Control [Member] | SPT Explorer LLC And Navigator Spirit LLC [Member] | Teekay Corporation [Member]
Business Acquisition [Line Items]
Amount to terminate time charters		2,900
Contractual amount		$ 1,500